Summary of Significant Accounting Policies - Net Loss Per Share (Detail) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Numerator: Net loss attributable to common shareholders	$ (4,792,237)	$ (2,576,000)	$ (4,298,000)	$ (8,052,000)	$ (10,005,597)	$ (8,554,000)	$ (10,197,000)	$ (10,208,000)	$ (10,269,000)	$ (24,930,984)	$ (39,227,959)
Adjustment for gain from change in fair value of derivative financial instruments-warrants	0				0					0	(2,321,053)
Net loss used for diluted loss per share	$ (4,792,237)				$ (10,005,597)					$ (24,930,984)	$ (41,549,012)
Denominator for basic and diluted net loss per share:
Weighted-average shares used to compute basic loss per share (in shares)	4,613,704	3,348,506	3,038,806	2,582,645	2,580,085	2,553,287	2,528,315	2,496,504	2,479,599	2,890,031	2,514,570
Adjustments to reflect assumed exercise of warrants (in shares)	0				0					0	8,869
Weighted-average shares used to compute diluted net loss per share (in shares)	4,613,704	3,348,506	3,038,806	2,582,645	2,580,085	2,559,329	2,528,315	2,496,504	2,509,032	2,890,031	2,523,439
Net loss per share attributable to common stockholders:
Net loss per common share - basic (in USD per share)	$ (1.04)	$ (0.77)	$ (1.41)	$ (3.12)	$ (3.88)	$ (3.35)	$ (4.03)	$ (4.09)	$ (4.14)	$ (8.63)	$ (15.60)
Net loss per common share - diluted (in USD per share)	$ (1.04)	$ (0.77)	$ (1.41)	$ (3.12)	$ (3.88)	$ (3.34)	$ (4.03)	$ (4.09)	$ (4.09)	$ (8.63)	$ (15.55)